VANECK DATA CENTER SUPPLY CHAIN ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
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Footnotes:
*   See Schedule of Investments for industry sectors.
Number
of Shares Value
COMMON STOCKS: 99.9%
Capital Goods : 23.0%
AMETEK, Inc. 1,911 $ 462,347
BWX Technologies, Inc. 3,893 757,772
Cummins, Inc. 1,126 803,074
Eaton Corp. PLC 3,201 1,364,010
Emerson Electric Co. 4,643 664,645
Generac Holdings, Inc. * 501 146,698
Hubbell, Inc. 428 223,930
Johnson Controls International
plc 4,330 632,656
MasTec, Inc. * 520 216,351
nVent Electric PLC 1,334 226,260
Quanta Services, Inc. 1,181 850,367
Vertiv Holdings Co. 3,135 1,049,661
7,397,771
Energy : 7.0%
Cameco Corp. 13,945 1,420,438
NexGen Energy Ltd. * 47,281 443,969
Uranium Energy Corp.* 36,224 386,148
2,250,555
Equity Real Estate Investment Trusts (REITs) :
3.5%
Digital Realty Trust, Inc. 1,796 322,526
Equinix, Inc. 495 515,983
Iron Mountain, Inc. 2,258 285,208
1,123,717
Semiconductors & Semiconductor
Equipment : 22.3%
Advanced Micro Devices, Inc.* 1,666 967,796
ARM Holdings PLC (ADR) * 812 287,911
Astera Labs, Inc. * 742 358,401
Broadcom, Inc. 3,562 1,345,546
Marvell Technology, Inc. 1,400 417,046
Micron Technology, Inc. 1,486 1,715,274
Monolithic Power Systems, Inc. 179 247,442
NVIDIA Corp. 6,610 1,322,595
Number
of Shares Value
Semiconductors & Semiconductor
Equipment (continued)
Qualcomm, Inc. 1,833 $ 338,720
Rambus, Inc.* 1,619 214,906
7,215,637
Software & Services : 7.8%
Cadence Design Systems, Inc.* 755 283,367
CoreWeave, Inc. * 3,140 312,556
Nebius Group NV * 1,793 495,173
Nutanix, Inc. * 4,058 206,796
Oracle Corp. 6,588 965,471
Synopsys, Inc.* 610 272,103
2,535,466
Technology Hardware & Equipment : 26.2%
Amphenol Corp. 8,884 1,566,427
Arista Networks, Inc. * 5,485 931,792
Celestica, Inc. * 983 358,598
Dell Technologies, Inc. 1,705 735,639
Everpure, Inc. * 3,480 274,189
Hewlett Packard Enterprise Co. 7,953 358,760
IonQ, Inc. * 4,068 216,662
Lumentum Holdings, Inc. * 411 352,663
Sandisk Corp. * 649 1,475,651
Seagate Technology Holdings
PLC 1,029 992,985
Super Micro Computer, Inc. * 7,619 223,465
Western Digital Corp. 1,557 994,487
8,481,318
Utilities : 10.1%
Constellation Energy Corp. 5,473 1,359,329
Oklo, Inc. * 9,068 474,528
Public Service Enterprise
Group, Inc. 16,016 1,299,859
Talen Energy Corp.* 317 121,810
3,255,526
Total Common Stocks
(Cost: $32,286,346) 32,259,990
Total Investments: 99.9%
(Cost: $32,286,346) 32,259,990
Other assets less liabilities: 0.1% 20,616
NET ASSETS: 100.0% $ 32,280,606
Definitions:
ADR American Depositary Receipt
* Non-income producing
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 32,259,990 $ — $ — $ 32,259,990